Vessels - Sale and Leaseback (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Long-term lease receivable	$ 13,000	$ 13,000
Eurochampion 2004 and Euronike
Property Plant And Equipment [Line Items]
Sale Leaseback Transaction, Date	Dec. 21, 2017
Sale and leaseback terms	5 years
Eurochampion 2004
Property Plant And Equipment [Line Items]
Long-term lease receivable	$ 6,500
Euronike
Property Plant And Equipment [Line Items]
Long-term lease receivable	$ 6,500